Commitments and Contingencies - Schedule of Future Jackpot Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Previous Winners
Loss Contingencies [Line Items]
2019	$ 34,179
2020	29,119
2021	24,755
2022	21,982
2023	19,717
Thereafter	105,418
Future jackpot payments due	235,170
Future Winners
Loss Contingencies [Line Items]
2019	41,865
2020	9,882
2021	709
2022	709
2023	709
Thereafter	10,641
Future jackpot payments due	64,515
Total
Loss Contingencies [Line Items]
2019	76,044
2020	39,001
2021	25,464
2022	22,691
2023	20,426
Thereafter	116,059
Future jackpot payments due	299,685
Unamortized discounts	(45,118)
Total jackpot liabilities	$ 254,567